UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08049

______________________________________________

RENAISSANCE CAPITAL GREENWICH FUNDS

______________________________________________________________________________

(Exact name of registrant as specified in charter)

165 MASON STREET

GREENWICH, CONNECTICUT 06830

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)
State Street Bank and Trust Company Rebecca Gilding, Esq. One Lincoln Street, SUM0703 Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30th

Date of reporting period: March 31, 2018

Item 1: Shareholder Report

Renaissance IPO ETF

Renaissance International IPO ETF

2018 Semi-Annual Report

March 31, 2018

Renaissance Capital LLC

The IPO Expert

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please visit our website at www.renaissancecapital.com/Docs/Renaissance-IPO-ETFs-Prospectus.pdf or call (866) 486-6645. Read the prospectus or summary prospectus carefully before investing.

Renaissance IPO ETF
Portfolio Summary (Unaudited)

Top Ten Holdings

As of March 31, 2018

% of Net Assets
Snap, Inc.	7.7%
US Foods Holding Corp.	6.3%
Invitation Homes, Inc.	6.3%
Athene Holding, Ltd.	5.3%
Nutanix, Inc.	5.0%
VICI Properties, Inc.	4.6%
Pagseguro Digital, Ltd.	4.4%
Valvoline, Inc.	4.2%
ZTO Express Cayman, Inc.	4.0%
SiteOne Landscape Supply, Inc.	2.5%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Holding By Industry

As of March 31, 2018

	% of		% of
	Net Assets		Net Assets
Real Estate Investment Trusts (REITs)	13.5%	Textiles, Apparel & Luxury Goods	1.1%
Internet Software & Services	13.2%	Road & Rail	1.0%
Software	10.7%	Construction Materials	1.0%
Food & Staples Retailing	6.3%	Diversified Consumer Services	1.0%
IT Services	6.0%	Consumer Finance	0.7%
Chemicals	5.4%	Biotechnology	0.7%
Insurance	5.3%	Semiconductors & Semiconductor Equipment	0.7%
Air Freight & Logistics	4.5%	Water Utilities	0.6%
Commercial Banks	4.4%	Real Estate Management & Development	0.6%
Specialty Retail	3.2%	Metals & Mining	0.6%
Machinery	2.8%	Independent Power Producers & Energy Traders	0.6%
Oil, Gas & Consumable Fuels	2.6%	Transportation Infrastructure	0.3%
Trading Companies & Distributors	2.5%	Containers & Packaging	0.3%
Building Products	1.9%	Household Durables	0.3%
Hotels, Restaurants & Leisure	1.9%	Energy Equipment & Services	0.2%
Commercial Services & Supplies	1.8%	Short-Term Investments	4.4%
Airlines	1.8%	Other assets less liabilities	(4.2%)
Health Care Technology	1.2%
Media	1.1%	Total	100.0%

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 1

Renaissance International IPO ETF
Portfolio Summary (Unaudited)

Top Ten Holdings

As of March 31, 2018

% of Net Assets
Orsted AS	6.9%
ASR Nederland NV	4.0%
Innogy SE	3.9%
Samsung Biologics Co., Ltd.	3.9%
Siemens Healthineers AG	3.6%
Delivery Hero AG	3.4%
SillaJen, Inc.	3.4%
Kyushu Railway Co.	3.3%
Celltrion Healthcare Co., Ltd.	3.0%
VAT Group AG	2.8%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Holding By Industry

As of March 31, 2018

	% of		% of
	Net Assets		Net Assets
Insurance	12.3%	Independent Power Producers & Energy Traders	1.5%
Electric Utilities	6.9%	Real Estate Investment Trusts (REITs)	1.2%
Life Sciences Tools & Services	6.0%	Air Freight & Logistics	1.1%
Health Care Equipment & Supplies	6.0%	Metals & Mining	1.0%
Commercial Banks	5.7%	Oil, Gas & Consumable Fuels	1.0%
Internet Software & Services	4.8%	Transportation Infrastructure	0.9%
Road & Rail	4.7%	Consumer Finance	0.8%
Multi-Utilities	4.0%	Commercial Services & Supplies	0.7%
Capital Markets	3.5%	Wireless Telecommunication Services	0.7%
Biotechnology	3.4%	Chemicals	0.6%
Auto Components	3.3%	Beverages	0.6%
Machinery	3.3%	Food Products	0.5%
Pharmaceuticals	3.2%	Household Durables	0.5%
Health Care Providers & Services	3.0%	Thrifts & Mortgage Finance	0.5%
Electrical Equipment	2.7%	Internet & Catalog Retail	0.4%
Software	2.7%	Textiles, Apparel & Luxury Goods	0.3%
Food & Staples Retailing	2.2%	Electronic Equipment,
Trading Companies & Distributors	2.2%	Instruments & Components	0.3%
Specialty Retail	2.0%	Diversified Financial Services	0.1%
Diversified Telecommunication Services	1.9%	Short-Term Investments	0.3%
Computers & Peripherals	1.5%	Other assets less liabilities	1.7%

		Total	100.0%

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 2

Renaissance IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2018

Shares		Value (US$)
	COMMON STOCKS - 99.8%
	CONSUMER DISCRETIONARY - 8.6%
	Diversified Consumer Services - 1.0%
3,030	Bright Scholar Education Holdings, Ltd. - ADR * (a)	$46,783
9,615	Laureate Education, Inc. - Cl. A *	132,207
		178,990
	Hotels, Restaurants & Leisure - 1.9%
11,993	Red Rock Resorts, Inc. - Cl. A	351,155

	Household Durables - 0.3%
1,830	Roku, Inc. *	56,913

	Media - 1.1%
11,235	Altice USA, Inc. - Cl. A * (a)	207,623

	Specialty Retail - 3.2%
5,517	Camping World Holdings, Inc. - Cl. A	177,923
2,490	Carvana Co. * (a)	57,096
5,264	Floor & Decor Holdings, Inc. - Cl. A *	274,359
2,870	National Vision Holdings, Inc. *	92,730
		602,108
	Textiles, Apparel & Luxury Goods - 1.1%
6,100	Canada Goose Holdings, Inc. * (a)	203,862
		1,600,651
	CONSUMER STAPLES - 6.3%
	Food & Staples Retailing - 6.3%
36,123	US Foods Holding Corp. *	1,183,751

	ENERGY - 2.8%
	Energy Equipment & Services - 0.2%
2,570	Liberty Oilfield Services, Inc. - Cl. A * (a)	43,408

	Oil, Gas & Consumable Fuels - 2.6%
6,539	Antero Midstream GP LP	104,558
21,034	Extraction Oil & Gas, Inc. *	241,050
9,969	Jagged Peak Energy, Inc. * (a)	140,862
		486,470
		529,878
	FINANCIALS - 24.5%
	Commercial Banks - 4.4%
9,293	First Hawaiian, Inc.	258,624
5,050	Cadence BanCorp	137,512
9,350	Bank of NT Butterfield & Son, Ltd.	419,628
		815,764
	Consumer Finance - 0.7%
2,110	LexinFintech Holdings, Ltd. - ADR * (a)	30,637
2,980	PPDAI Group, Inc. - ADR * (a)	22,201
6,580	Qudian, Inc. - ADR * (a)	76,986
		129,824
	Insurance - 5.3%
20,602	Athene Holding, Ltd. - Cl. A *	984,982

	Real Estate Investment Trusts (REITs) - 13.5%
7,960	Americold Realty Trust	151,877
51,256	Invitation Homes, Inc.	1,170,174
12,448	MGM Growth Properties LLC - Cl. A	330,370
47,310	VICI Properties, Inc.	866,719
		2,519,140
	Real Estate Management & Development - 0.6%
4,240	Five Point Holdings LLC - Cl. A *	60,462
3,590	Newmark Group, Inc. - Cl. A *	54,532
		114,994
		4,564,704

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 3

Renaissance IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2018 (Continued)

Shares		Value (US$)
	HEALTH CARE - 1.9%
	Biotechnology - 0.7%
1,460	Ablynx NV - ADR *	$79,657
2,500	Denali Therapeutics, Inc. *	49,225
		128,882
	Health Care Technology - 1.2%
6,379	Cotiviti Holdings, Inc. *	219,693
		348,575
	INDUSTRIALS - 16.6%
	Air Freight & Logistics - 4.5%
8,070	BEST, Inc. - ADR *(a)	83,121
50,212	ZTO Express Cayman, Inc. - ADR	752,678
		835,799
	Airlines - 1.8%
9,788	Azul SA - ADR *	340,133

	Building Products - 1.9%
11,724	JELD-WEN Holding, Inc. *	358,989

	Commercial Services & Supplies - 1.8%
18,440	ADT, Inc.	146,229
8,782	Advanced Disposal Services, Inc. *	195,663
		341,892
	Machinery - 2.8%
12,912	Gardner Denver Holdings, Inc. *	396,140
6,760	Gates Industrial Corp. PLC *	118,367
		514,507
	Road & Rail - 1.0%
7,264	Schneider National, Inc. - Cl. B	189,300

	Trading Companies & Distributors - 2.5%
5,900	SiteOne Landscape Supply, Inc. *	454,536

	Transportation Infrastructure - 0.3%
5,020	Corp. America Airports SA *	61,947
		3,097,103
	INFORMATION TECHNOLOGY - 30.6%
	Internet Software & Services - 13.2%
1,650	Cargurus, Inc. *	63,476
17,195	Cloudera, Inc. *	371,068
5,620	Coupa Software, Inc. *	256,384
4,222	MuleSoft, Inc. - Cl. A *	185,684
19,074	Nutanix, Inc. - Cl. A *	936,724
3,382	Okta, Inc. *	134,773
7,900	Sogou, Inc. - ADR * (a)	65,175
5,431	Trivago NV - ADR *	37,745
10,808	Twilio, Inc. - Cl. A *	412,649
		2,463,678
	IT Services - 6.0%
7,440	GDS Holdings, Ltd. - ADR *	204,228
21,180	Pagseguro Digital, Ltd. - Cl. A *	811,618
6,310	Switch, Inc. - Cl. A	100,392
		1,116,238
	Semiconductors & Semiconductor Equipment - 0.7%
3,275	Acacia Communications, Inc. * (a)	125,956

	Software - 10.7%
4,920	Blackline, Inc. *	192,913
6,899	LINE Corp. - ADR * (a)	269,130
9,220	Sea, Ltd. - ADR *	103,910
90,490	Snap, Inc. - Cl. A *	1,436,076
		2,002,029
		5,707,901

See accompanying Notes to Financial Statements.

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Renaissance IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2018 (Continued)

Shares		Value (US$)
	MATERIALS - 7.3%
	Chemicals - 5.4%
35,106	Valvoline, Inc.	$776,896
5,360	PQ Group Holdings, Inc. *	74,879
8,350	Venator Materials PLC *	151,051
		1,002,826
	Construction Materials - 1.0%
8,810	Loma Negra Cia Industrial Argentina SA - ADR *	187,829

	Containers & Packaging - 0.3%
3,238	Ardagh Group SA	60,486

	Metals & Mining - 0.6%
6,260	Nexa Resources SA *	109,613
		1,360,754
	UTILITIES - 1.2%
	Independent Power Producers & Energy Traders - 0.6%
6,230	Central Puerto SA - ADR *	105,910

	Water Utilities - 0.6%
5,610	Evoqua Water Technologies Corp. *	119,437
		225,347

	TOTAL COMMON STOCKS (Cost - $17,693,875)	18,618,664

	SHORT-TERM INVESTMENTS - 4.4%
828,715	State Street Navigator Securities Lending Government Money Market Portfolio (b)	828,715

	TOTAL SHORT-TERM INVESTMENTS (Cost - $828,715)	828,715

	TOTAL INVESTMENTS - 104.2% (Cost - $18,522,590) (c)	$19,447,379
	LIABILITIES LESS OTHER ASSETS - (4.2) %	(784,845)

	NET ASSETS - 100.0%	$18,662,534

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of March 31, 2018, the market value of securities loaned was $827,391. The loaned securities were secured with cash collateral of $828,715. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $18,522,590. At March 31, 2018, net appreciation for all securities was $924,789. This consists of aggregate gross unrealized appreciation of $1,711,000 and aggregate gross unrealized depreciation of $786,211.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 5

Renaissance International IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2018

Shares		Value (US$)
	COMMON STOCKS - 98.0%
	AUSTRALIA - 0.4%
1,320	WiseTech Global, Ltd.	$9,550

	AUSTRIA - 1.3%
580	BAWAG Group AG * (a)	31,815

	BRAZIL - 3.1%
4,940	Atacadao Distribuicao Comercio e Industria Ltda *	22,445
1,600	IRB Brasil Resseguros SA	20,287
5,010	Petrobras Distribuidora SA	35,039
		77,771
	BRITAIN - 2.4%
22,120	ConvaTec Group PLC (a)	61,789

	CANADA - 1.0%
1,720	Kinder Morgan Canada, Ltd. (a)	24,738

	CHINA - 10.6%
19,100	Bank of Gansu Co., Ltd. - Cl. H *	6,863
2,520	China Literature, Ltd. * (a)	23,311
15,200	China Merchants Securities Co., Ltd. - Cl. H (a)	21,769
27,570	China Resources Pharmaceutical Group, Ltd. (a)	38,642
15,030	CSC Financial Co., Ltd. - Cl. H (a)	12,506
4,044	Everbright Securities Co., Ltd. - Cl. H (a)	4,689
13,910	Guotai Junan Securities Co., Ltd. - Cl. H * (a)	30,202
22,550	Meitu, Inc. * (a) (b)	25,831
13,632	Orient Securities Co., Ltd. - Cl. H (a)	12,680
40,580	Tianhe Chemicals Group, Ltd. * (a) (c)	—
5,400	Wuxi Biologics Cayman, Inc. * (a)	51,914
20,360	Yixin Group, Ltd. * (a)	11,778
2,170	ZhongAn Online P&C Insurance Co., Ltd. - Cl. H * (a)	16,355
15,170	Zhou Hei Ya International Holdings Co., Ltd. (a)	13,801
		270,341
	DENMARK - 6.9%
2,720	Orsted AS (a)	175,988

	FINLAND - 0.8%
890	DNA Oyj	19,307

	FRANCE - 0.9%
1,360	ALD SA * (a)	22,106

	GERMANY – 11.3%
1,770	Delivery Hero AG * (a)	85,591
680	HelloFresh SE *	11,111
2,120	Innogy SE (a)	100,351
2,190	Siemens Healthineers AG * (a)	90,003
		287,056
	HONG KONG - 0.3%
8,420	Crystal International Group, Ltd. * (a)	8,486

	INDIA - 8.3%
920	AU Small Finance Bank, Ltd. * (a)	8,682
1,100	Avenue Supermarts, Ltd. * (a)	22,128
430	Endurance Technologies, Ltd. (a)	8,289
2,070	General Insurance Corp. of India * (a)	23,486
5,280	HDFC Standard Life Insurance Co., Ltd. (a)	36,685
3,230	Housing & Urban Development Corp., Ltd.	3,283
1,530	ICICI Lombard General Insurance Co., Ltd. (a)	18,485
4,290	ICICI Prudential Life Insurance Co., Ltd. (a)	25,373
1,830	New India Assurance Co., Ltd. (The) (a)	19,949
650	PNB Housing Finance, Ltd. (a)	12,836
730	RBL Bank, Ltd. (a)	5,317
1,540	Reliance Nippon Life Asset Management, Ltd. (a)	5,810
1,970	SBI Life Insurance Co., Ltd. * (a)	20,569
		210,892

See accompanying Notes to Financial Statements.

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Renaissance International IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2018 (Continued)

Shares		Value (US$)
	IRELAND - 2.7%
11,370	AIB Group PLC	$68,440

	ITALY - 3.0%
4,200	Enav S.p.A. (a)	22,398
6,210	Pirelli & C S.p.A. * (a)	55,016
		77,414
	JAPAN - 4.4%
2,670	Kyushu Railway Co.	82,806
1,350	SG Holdings Co., Ltd.	29,156
		111,962
	JERSEY - 1.0%
2,130	En+ Group PLC - GDR, (a)	25,986

	MALAYSIA - 0.6%
9,610	Lotte Chemical Titan Holding Bhd * (a)	15,155

	MEXICO - 1.6%
4,470	Banco del Bajio SA * (a)	9,587
7,330	Becle SAB de CV *	14,878
8,580	GMexico Transportes SAB de CV (a)	14,984
		39,449
	NETHERLANDS - 7.2%
2,382	ASR Nederland NV	101,762
1,833	Philips Lighting NV (a)	68,790
220	Takeaway.com NV * (a)	11,694
		182,246
	POLAND - 0.7%
1,800	PLAY Communications SA * (a)	17,416

	SINGAPORE - 2.5%
3,470	BOC Aviation, Ltd. (a)	20,626
48,460	NetLink NBN Trust - UNIT *	30,122
36,710	Razer, Inc. * (a)	13,378
		64,126
	SOUTH AFRICA - 1.0%
4,080	Dis-Chem Pharmacies, Ltd. (a)	11,890
7,530	Steinhoff Africa Retail, Ltd. * (a)	13,325
		25,215
	SOUTH KOREA - 14.0%
766	Celltrion Healthcare Co., Ltd. *	77,326
400	Doosan Bobcat, Inc.	11,840
550	ING Life Insurance Korea, Ltd. (a)	23,039
290	Netmarble Games Corp. (a)	39,994
90	PearlAbyss Corp. *	18,230
220	Samsung Biologics Co., Ltd. * (a)	100,309
850	SillaJen, Inc. *	85,407
		356,145
	SPAIN - 2.9%
2,600	Gestamp Automocion SA * (a)	21,179
650	Metrovacesa SA * (a)	11,997
6,300	Prosegur Cash SA (a)	18,953
13,010	Unicaja Banco SA * (a)	22,443
		74,572
	SWEDEN - 1.4%
5,480	Ahlsell AB (a)	34,489

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 7

Renaissance International IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2018 (Continued)

Shares		Value (US$)
	SWITZERLAND - 4.5%
810	Galenica AG * (a)	$42,788
430	VAT Group AG * (a)	72,146
		114,934
	TAIWAN - 0.3%
16,870	FIT Hon Teng, Ltd. (a)	7,717

	THAILAND - 1.5%
11,920	B Grimm Power PCL	10,006
10,930	Banpu Power PCL	8,599
8,850	Gulf Energy Development PCL *	19,670
		38,275
	UNITED ARAB EMIRATES - 1.4%
20,820	Abu Dhabi National Oil Co. for Distribution PJSC *	14,964
13,320	Emaar Development PJSC *	19,583
		34,547

	TOTAL COMMON STOCKS (Cost - $2,175,570)	2,487,927

	SHORT-TERM INVESTMENTS - 0.3%
7,524	State Street Navigator Securities Lending Government Money Market Portfolio (d)	7,524

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,524)	7,524

	TOTAL INVESTMENTS - 98.3% (Cost - $2,183,094) (e)	2,495,451
	LIABILITIES LESS OTHER ASSETS - 1.7%	42,292

	NET ASSETS - 100.0%	2,537,743

*	Non-income producing security.

(a)	144A Security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	Securities (or a portion of the security) on loan. As of March 31, 2018, the market value of securities loaned was $69,374. The loaned securities were secured with cash collateral of $7,524 and non-cash collateral with a value of $65,659. The non-cash collateral received consists primarily of government securities and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.

(d)	Represents investments of cash collateral received in connection with securities lending.

(e)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $2,183,094. At March 31, 2018, net appreciation for all securities was $312,357. This consists of aggregate gross unrealized appreciation of $389,295 and aggregate gross unrealized depreciation of $76,938.

GDR - Global Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 8

Renaissance IPO ETFs
Statements Of Assets And Liabilities
March 31, 2018 (Unaudited)

		Renaissance
	Renaissance IPO	International IPO
	ETF	ETF
Assets
Investment Securities
At Cost	$18,522,590	$2,183,094
At Value*	19,447,379	2,495,451
Cash	37,410	—
Foreign Cash, at Value (Cost $0 and $63,728, respectively)	—	63,728
Dividends Receivable	24,560	7,605
Total Assets	19,509,349	2,566,784

Liabilities
Payable Upon Receipt of Securities Loaned	828,715	7,524
Due to Custodian	—	17,105
Payable for Foreign Capital Gains Taxes	—	1,160
Accrued Management Fees	18,100	3,252
Total Liabilities	846,815	29,041
Net Assets	$18,662,534	$2,537,743

Net Assets Consist of:
Paid-in-Capital	$19,380,257	$2,150,294
Accumulated Net Investment Income	18,915	577
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency	(1,661,427)	75,584
Net Unrealized Appreciation on Investments and Foreign Currency	924,789	311,288
Total Net Assets	$18,662,534	$2,537,743

Net Asset Value Per Share	$28.71	$25.38
Shares Outstanding (no par value, unlimited amount authorized)	650,000	100,001
* Includes investments in securities on loan, at value	$827,391	$69,374

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 9

Renaissance IPO ETFs
Statement Of Operations
For the Period Ended March 31, 2018 (Unaudited)

		Renaissance
	Renaissance IPO	International IPO
	ETF	ETF
Investment Income
Dividends (net of foreign tax withheld of $276 and $2,414, respectively)	$63,363	$11,700
Securities Lending Income	27,946	344
Total Investment Income	91,309	12,044

Expenses
Management Fees	52,790	9,678

Net Investment Income	38,519	2,366

Net Realized and Unrealized Gain on Investments and Foreign Currency
Net Realized Gain on Investments	837,224	287,565
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(3,632)
Net Change in Unrealized Appreciation (Depreciation) on Investments	406,329	(47,460)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translations	—	26
Deferred Foreign Capital Gains Taxes	—	106
Net Realized and Unrealized Gain on Investments and Foreign Currency	1,243,553	236,605
Net Increase in Net Assets Resulting from Operations	$1,282,072	$238,971

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 10

Renaissance IPO ETF
Statement Of Changes In Net Assets

	Six Months Ended
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
Increase (Decrease) in Net Assets from Operations
Net Investment Income	$38,519	$77,109
Net Realized Gain on Investments and Foreign Currency	837,224	608,227
Net Realized Gain on Investments	—	2,218,487
Net Change in Unrealized Appreciation of Investments	406,329	247,552
Net Increase in Net Assets Resulting from Operations	1,282,072	3,151,375

Distributions to Shareholders From
Net Investment Income	(19,604)	(76,366)

Fund Share Transactions
Proceeds from Shares Sold	2,762,052	13,120,200
Cost of Shares Redeemed	—	(14,247,799)
Net Increase (Decrease) in Net Assets from Fund Share Transactions	2,762,052	(1,127,599)
Total Increase in Net Assets	4,024,520	1,947,410

Net Assets
Beginning of Period	14,638,014	12,690,604
End of Period*	$18,662,534	$14,638,014
* Includes Accumulated Net Investment Income of	$18,915	$—

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	100,000	500,000
Number of Shares Redeemed	—	(550,000)
Net Increase (Decrease) in Fund Shares	100,000	(50,000)

See accompanying Notes to Financial Statements.

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Renaissance International IPO ETF
Statement Of Changes In Net Assets

	Six Months Ended
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
Increase (Decrease) in Net Assets from Operations
Net Investment Income	$2,366	$26,468
Net Realized Gain (Loss) on Investments and Foreign Currency	283,933	(24,764)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(47,328)	368,909
Net Increase in Net Assets Resulting from Operations	238,971	370,613

Distributions to Shareholders From
Net Investment Income	(775)	(21,102)

Fund Share Transactions
Proceeds from Shares Sold	—	—
Cost of Shares Redeemed	—	—
Net Increase (Decrease) in Net Assets from Fund Share Transactions	—	—
Total Increase in Net Assets	238,196	349,511

Net Assets
Beginning of Period	2,299,547	1,950,036
End of Period*	$2,537,743	$2,299,547
* Includes Accumulated Net Investment Income (Loss) of	$577	$(1,014)

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	—	—
Number of Shares Redeemed	—	—
Net Increase (Decrease) in Fund Shares	—	—

See accompanying Notes to Financial Statements.

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Renaissance IPO ETF
Financial Highlights
For a Share Outstanding Throughout Each Period

	Six Months Ended					Period Ended
	March 31, 2018		Year Ended September 30,			September 30,
	(Unaudited)		2017	2016	2015	2014(1)
Net Assets Value, Beginning of Period	$26.61		$21.15	$19.96	$22.98	$20.00
Income (Loss) From Investment Operations
Net Investment Income(2)	0.06		0.13	0.08	0.07	0.06
Net Realized and Unrealized Gain (Loss)	2.07		5.45	1.21	(2.57)	2.98
Total from Investment Operations	2.13		5.58	1.29	(2.50)	3.04
Other Capital(2)	0.00	*	0.00 *	0.00 *	0.00 *	0.00	*
Distribution to Shareholders From Net Investment Income	(0.03)		(0.12)	(0.10)	(0.07)	(0.06)
Realized Gain on Investments	—		—	—	(0.45)	—
Net Asset Value, End of Period	$28.71		$26.61	$21.15	$19.96	$22.98

Total Return(3)	8.00%		26.45%	6.50%	(11.18)%	15.22%

Ratios and Supplemental Data
Net Assets, End of Period (000s)	$18,663		$14,638	$12,691	$20,956	$33,325
Ratio of Net Expenses to Average Net Assets	0.60	% (4)	0.60%	0.60%	0.60%	0.60	% (4)
Ratio of Net Investment Income to Average Net Assets	0.44	% (4)	0.57%	0.41%	0.30%	0.30	% (4)
Portfolio Turnover Rate(5)	59%		159%	109%	86%	127%

(1)	Commenced operations October 14, 2013.

(2)	Calculated using average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(4)	Annualized.

(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

*	Per share amount represents less than $0.005 per share.

See accompanying Notes to Financial Statements.

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Renaissance International IPO ETF
Financial Highlights
For a Share Outstanding Throughout Each Period

	Six Months Ended				Period Ended
	March 31, 2018		Year Ended September 30,		September 30,
	(Unaudited)		2017	2016	2015(1)
Net Assets Value, Beginning of Period	$23.00		$19.50	$19.13	$20.00
Income (Loss) From Investment Operations
Net Investment Income(2)	0.01		0.26	0.37	0.24
Net Realized and Unrealized Gain (Loss)	2.38		3.45	0.31	(0.87)
Total from Investment Operations	2.39		3.71	0.68	(0.63)
Distribution to Shareholders From Net Investment Income	(0.01)		(0.21)	(0.31)	(0.24)
Net Asset Value, End of Period	$25.38		$23.00	$19.50	$19.13

Total Return(3)	10.39%		19.08%	3.73%	(3.24)%

Ratios and Supplemental Data
Net Assets, End of Period (000s)	$2,538		$2,300	$1,950	$1,913
Ratio of Net Expenses to Average Net Assets	0.80	% (4)	0.80%	0.80%	0.80	% (4)
Ratio of Net Investment Income to Average Net Assets	0.20	% (4)	1.31%	1.95%	1.18	% (4)
Portfolio Turnover Rate(5)	65%		88%	81%	101%

(1)	Commenced operations October 6, 2014.

(2)	Calculated using average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(4)	Annualized.

(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2018 (Unaudited)

The Renaissance IPO ETF and the Renaissance International IPO ETF (each a “Fund” and collectively, the “Funds”) are a series of Renaissance Capital Greenwich Funds (“the Trust”), a Delaware Trust, operating as a registered, non-diversified, open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust, organized on February 3, 1997, may issue an unlimited number of shares of the Funds. The shares of the Funds are referred to herein as “Shares.” The Renaissance IPO ETF commenced operations on October 14, 2013 and the Renaissance International IPO ETF commenced operations on October 6, 2014. The financial statements herein relate solely to those of the Funds.

The Funds are exchange-traded funds (“ETFs”). As ETFs, the Funds trade like other publicly-traded securities and are designed to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), Shares of the Funds may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. The Shares of the Funds are listed on the NYSE Arca (the “Exchange”), and trade in the secondary market at market prices that may differ from the Shares’ NAV.

1. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.

A. FOREIGN CURRENCY TRANSLATIONS: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

B. SECURITY VALUATION: The values of the Funds’ securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Adviser, Renaissance Capital LLC (the “Advisor”), and/or the Fund’s Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2018 (Unaudited) (Continued)

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2018, all of the Funds’ investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

It is the Funds’ policy to record transfers in to or out of Level 1, Level 2, and Level 3 at the end of the reporting period. There were no significant transfers in to or out of any level during the current period presented.

C. INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on an accrual basis.

D. INVESTMENT TRANSACTIONS: Security transactions are accounted for on a trade date basis for financial reporting purposes. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

2. FEDERAL INCOME TAXES: It is the Funds’ intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to relieve them from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years (current and prior years, as applicable) or expected to be taken in the Funds’ 2018 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments.

A. DISTRIBUTIONS TO SHAREHOLDERS: The Funds will normally distribute substantially all of their net investment income at least annually. Any realized net capital gains will be distributed annually. The Funds may also pay a special distribution at any time to comply with U.S. federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2018 (Unaudited) (Continued)

3.	FEES AND EXPENSES

A. MANAGEMENT FEE: The Advisor serves as investment advisor to the Funds pursuant to an investment management agreement between the Trust and the Advisor (the “Investment Management Agreement”). Under the Investment Management Agreement, the Advisor, subject to the supervision of the Board and in conformity with the stated investment policies of the Funds, manages the investment of the Funds’ assets. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds.

Pursuant to a Supervision and Administration Agreement between the Trust, on behalf of the Funds, and the Advisor, the Advisor oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Funds to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administration Agreement, the Advisor also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of the Funds.

Pursuant to the terms of each of the Investment Management Agreement and the Supervision and Administration Agreement, the Trust has agreed to indemnify the Advisor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Investment Management Agreement also provides that the Advisor may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

As compensation for its services, the Advisor is paid a monthly management fee for providing investment advisory, supervisory, administrative and other services the Funds require under an all-in fee structure based on a percentage of the Funds’ average daily net assets at the annual rate of 0.60% for Renaissance IPO ETF and 0.80% for Renaissance International IPO ETF.

The Funds also bear certain other expenses, which are specifically excluded from being covered under the management fee and the Supervision and Administration Agreement (“Excluded Expenses”) and may vary and will affect the total level of expenses paid by the Funds. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Funds also bear asset-based custodial fees not covered by the Supervision and Administration Agreement.

B. DISTRIBUTION AND SERVICING FEES: Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Shares of the Funds. The Board of Trustees of the Trust has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of their Shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of the Funds’ average daily net assets each year. No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Funds’ assets on an ongoing basis, these fees will increase the cost of your investment in the Funds.

4. SHAREHOLDER TRANSACTIONS: The Funds issue and redeem Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof. Creation Units are sold to and from institutional brokers through participation agreements. Except when aggregated in Creation Units, Shares of the Funds are not redeemable. Such transactions generally consist of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) that comprise the Index and an amount of cash computed as described below (the “Cash Component”) or, as permitted or required by the Funds, of cash. The Cash Component together with the Deposit Securities, as applicable, are referred to as the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment. The “Dividend Equivalent Payment” enables the Funds to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Funds (“Fund Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Funds and ends on the next ex-dividend date. Transactions in capital shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2018 (Unaudited) (Continued)

A fixed transaction fee of $500 per Creation Unit for the Renaissance IPO ETF and $1,000 per Creation Unit for the Renaissance International IPO ETF, regardless of the number of Creation Units that are created or redeemed on the same day, is charged to the institutional broker creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The amounts are included in Other Capital on the Statements of Changes in Net Assets.

5. INDEMNIFICATION: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the risk of loss due to these warranties appears to be remote.

6. INVESTMENT TRANSACTIONS: For the six months ended March 31, 2018, the Renaissance IPO ETF and the Renaissance International IPO ETF did not have any in-kind transactions.

The in-kind contributions and in-kind redemptions may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The amounts shown above represent the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

The length of time the Funds have held a particular security is not generally a consideration in investment decisions. A change in the securities held by each Fund is known as “portfolio turnover.” The Funds may engage in frequent and active trading of portfolio securities to achieve their investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions or additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by the Funds are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. The portfolio turnover rates are reported in the Financial Highlights.

For the six months ended March 31, 2018, the Renaissance IPO ETF made purchases with a cost of $12,952,164 and sales with proceeds of $10,182,251 of investment securities (excluding short-term securities) and the Renaissance International IPO ETF made purchases with a cost of $1,565,014 and sales with proceeds of $1,611,564 of investment securities (excluding short-term securities).

7. SECURITIES LENDING: The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% for U.S. securities and 105% for international securities of the value of the portfolio securities being loaned. This collateral is marked-to-market on a daily basis. Although the Funds will receive collateral in connection with all loans of its securities holdings, the Funds would be exposed to a risk of loss should a borrower fail to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Funds) or become insolvent. The Funds may pay fees to the party arranging the loan of securities. In addition, the Funds will bear the risk of loss of any cash collateral that it invests. The Funds will then invest the cash collateral received in the State Street Navigator Securities Lending Government Money Market Portfolio, and record a liability for the return of the collateral, during the period the securities are on loan. The Funds are subject to a lending limit of 33 % of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Funds have the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments. The lending fees and the Funds’ portion of the interest income earned on the cash collateral are included on the Statements of Operations as securities lending income.

See the Portfolio of Investments for information about the value of the securities on loan and their related collateral. The loaned securities are subject to enforceable netting arrangements and as of March 31, 2018, the value of the related collateral exceeded the value of the securities loaned.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2018 (Unaudited) (Continued)

		Gross Amounts not offset in the
		Statement of Financial Position
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the			Collateral
	of Recognized	Statement of	Statement of	Financial		Pledged	Net
Securities Lending	Liabilities	Financial Position	Financial Position	Instruments		(Received)	Amount
Renaissance IPO ETF	$828,715	$—	$828,715	$828,715	(a)	$—	$—
Renaissance International IPO ETF	$7,524	$—	$7,524	$7,524	(a)	$—	$—

(a) Collateral for securities on loan is included in the Schedule of Investments

The following tables represent the amount of payables for cash collateral received on securities on loan as shown on the Statements of Assets and Liabilities for the six months ended March 31, 2018:

	Remaining Contractual Maturity of the Agreements
Renaissance IPO ETF	As of March 31, 2018
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$828,715	$—	$—	$—	$828,715
Total Borrowings	$828,715	$—	$—	$—	$828,715
Gross amount of recognized liabilities for securities lending transactions					$828,715

	Remaining Contractual Maturity of the Agreements
Renaissance International IPO ETF	As of March 31, 2018
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$7,524	$—	$—	$—	$7,524
Total Borrowings	$7,524	$—	$—	$—	$7,524
Gross amount of recognized liabilities for securities lending transactions					$7,524

8. PRINCIPAL RISKS: Investors in the Funds should be willing to accept a high degree of volatility in the price of the Funds’ Shares and the possibility of significant losses. An investment in the Funds involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Funds. In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of selected principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Funds’ Prospectus.

A. RISK OF INVESTING IN IPOs. The Funds invest in companies that have recently completed an initial public offering. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors, widely available research coverage and may have a limited operating history. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Indices. The price of stocks included in the Indices may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

B. FINANCIAL SECTOR RISK. Financial companies frequently represent the largest sector in the Renaissance International IPO Index. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2018 (Unaudited) (Continued)

C. INFORMATION TECHNOLOGY RISK. Information technology companies frequently represent the largest sector in the Renaissance IPO Index. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

D. SMALL AND MID-CAPITALIZATION COMPANY RISK. The Funds invest in small and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

E. DEPOSITARY RECEIPT RISK. The Funds may hold the securities of non-U.S. companies in the form of ADRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. GDRs are certificates issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. The shares trade as domestic shares, but are offered for sale globally through the various bank branches. Sponsored ADRs or GDRs are issued with the support of the issuer of the foreign stock underlying the ADRs or GDRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs and GDRs in the Funds’ portfolios are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Funds’ portfolios. In addition, because the underlying securities of ADRs or GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs or GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Funds.

F. REIT RISK. Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in foreign, national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a Real Estate Investment Trust (a “REIT”) that fails to comply with foreign or domestic tax requirements affecting REITs may be subject to income taxation, including the U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Funds invest in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for a Fund, including significantly reducing return to the Fund on its investment in such company.

G. PARTNERSHIP UNIT RISK. Investments in partnership units, such as master limited partnerships and trusts, involve risks that differ from an investment in common stock. Holders of partnership units have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in partnership units. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a partnership, including a conflict arising as a result of incentive distribution payments.

H. NON-U.S. ISSUER RISK. Certain companies in which the Funds may invest may be non-U.S. issuers whose securities are listed on U.S. exchanges. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers. Current political uncertainty surrounding the European Union (the “EU”) and its membership, including the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2018 (Unaudited) (Continued)

I. EMERGING MARKETS RISK. The funds may invest a portion of their portfolios in securities of issuers located in emerging markets. Emerging market companies involve certain risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

J. EQUITY SECURITIES RISK. The value of the equity securities held by the Funds may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Funds participate, or factors relating to specific issuers in which the Funds invest. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

K. MARKET RISK. The prices of the securities in the Funds are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Funds may lose money.

L. INDEX TRACKING RISK. The Funds’ returns may not match the returns of the Indices for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to its Index and incurs costs associated with buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of its Index. Because the Funds bear the costs and risks associated with buying and selling securities while such costs and risks are not factored into the returns of the Indices, the Funds’ returns may deviate significantly from the returns of the Indices. In addition, the Funds may not be able to invest in certain securities included in the Indices, or invest in them in the exact proportions in which they are represented in the Indices, due to legal restrictions or other limitations. To the extent that a Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices, a Fund’s ability to track its Index may be adversely affected.

M. REPLICATION MANAGEMENT RISK. An investment in the Funds involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Funds are not “actively” managed, unless a specific security is removed from one of the Indices, the Funds generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Funds’ performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

N. PREMIUM/DISCOUNT RISK. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholders may sustain losses.

O. NON-DIVERSIFIED RISK. The Funds are classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Funds’ NAV and may make the Funds more volatile than more diversified funds. The Funds may be particularly vulnerable to this risk because they seek to replicate indices that are comprised of a limited number of securities.

P. CONCENTRATION RISK. A Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent its Index concentrates in a particular sector or sectors or industry or group of industries. The Funds may be subject to the risk that economic, political or other conditions that have a negative effect on that industry will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of sectors or industries.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2018 (Unaudited) (Continued)

Q. SECURITIES LENDING RISK. The Funds may engage in securities lending. Securities lending involves the risk that the fund may lose money because the borrower of the Funds’ loaned securities fails to return the securities in a timely manner or at all. The Funds could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Funds.

R. CUSTODY RISK. The Renaissance International IPO ETF invests in securities on non-U.S. exchanges. Custody risk refers to risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of custody problems occurring.

S. CURRENCY RISK. The Funds hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of the Funds’ Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning and you may lose money.

T. VALUATION RISK. The sales price the Renaissance International IPO ETF could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Renaissance International IPO Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Renaissance International IPO ETF portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

U. AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other authorized participant is able to step forward to create or redeem Creation Units (as defined above), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

9. SUBSEQUENT EVENTS: The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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Renaissance IPO ETFs
Other Information
For the Period Ended March 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records

Information regarding how the Funds voted proxies related to portfolio securities during the year ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-486-6645 or by referring to the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-486-6645.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund during the past calendar year, when available can be found at www.renaissancecapital.com.

Cost of Investing

Shareholders of the Funds will incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help the shareholder understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended March 31, 2018.

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Renaissance IPO ETF charges a transaction fee of $500 per Creation Unit and the Renaissance International IPO ETF charges a transaction fee of $1,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	(10/1/17)	(3/31/18)	(10/1/17-3/31/18)	Expense Ratio
Renaissance IPO ETF
Actual	$1,000	$1,080	$3.11	0.60%
Hypothetical	$1,000	$1,022	$3.02	0.60%
(5% return before expenses)

Renaissance International IPO ETF
Actual	$1,000	$1,104	$4.20	0.80%
Hypothetical	$1,000	$1,021	$4.03	0.80%
(5% return before expenses)

*	Expenses are equal to the Funds’ annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

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Renaissance IPO ETFs
Other Information
For the Period Ended March 31, 2018 (Unaudited) (Continued)

Renewal of Investment Advisory Agreement

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) of Renaissance Capital Greenwich Funds (the “Trust”) held on November 17, 2017, the Board, including the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (hereafter, the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Renaissance Capital LLC (the “Adviser”) and the Trust, on behalf of the Renaissance IPO ETF and Renaissance International IPO ETF (the “Funds”).

In connection with considering the approval of the continuance of the Advisory Agreement, the Independent Trustees met in executive session with counsel (“Counsel”) to discuss the continuance of the Advisory Agreement and the information provided in connection with the renewal. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreement, reviewed the information provided by the Adviser in connection with its consideration of the continuation of the Advisory Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving such an agreement.

In considering whether to approve the continuation of the Advisory Agreement for an additional year, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting and other information from Counsel and from the Adviser, including: (i) a copy of the Advisory Agreement; (ii) information describing the nature, quality and extent of the services that the Adviser provided to the Funds; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management team and compliance programs; (iv) information describing each Fund’s advisory fee and expenses; and (v) a memorandum from Counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board considered the information presented at Board meetings over the last year. In addition, the Board considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the advisory fees and expenses of the Funds with the advisory fees and expenses of comparably managed funds.

The Board, including the Independent Trustees, considered the following factors during their deliberations: (1) the nature, extent and quality of services provided by the Adviser; (2) the investment performance of each Fund and the Adviser; (3) the cost of services provided and the profits realized by the Adviser and its affiliates; (4) the extent to which economies of scale were realized as each Fund grew; (5) whether the fee levels reflected these economies of scale; (6) services and fees relating to other accounts managed by the Adviser; (7) the depth of experience and knowledge of the Adviser with respect to the IPO market; and (8) “fall-out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Funds.

The Board, including the Independent Trustees, considered and discussed the following with respect to each Fund:

Nature, Extent and Quality of Services Provided by the Adviser. The Board reviewed the services that the Adviser provides to the Funds, including, but not limited to, managing the day-to-day investment of the assets of the Funds in accordance with the stated investment objective and policies of each Fund. The Board reviewed the professional personnel of the Adviser and discussed their qualifications. The Board considered and discussed, among other things, the Adviser’s experience and expertise in IPO investment services and the Adviser’s resources. On this basis, the Board concluded that they were satisfied with the nature, extent and quality of the services provided by the Adviser.

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Renaissance IPO ETFs
Other Information
For the Period Ended March 31, 2018 (Unaudited) (Continued)

Investment Performance of the Funds and the Adviser. The Board considered the Funds’ performance history and market conditions over the last year. The Board considered that each Fund had closely tracked its respective underlying index. The Board considered tracking error data provided by the Adviser to the Board for the Meeting and at prior meetings. The Board also considered information about the premium/discount history of the Funds provided by the Adviser to the Board for the Meeting and at prior meetings, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the net asset value of the Funds, and by how much, measured in basis points. The Board concluded that they were satisfied with the investment performance of the Funds under the Adviser’s management, including the tracking error of the Funds.

Costs of Advisory Services. The Board reviewed the report of the advisory fee and expenses of each Fund as compared to the advisory fees and expenses of other comparably managed funds. The Trustees noted the Funds’ unitary fee structure. The Board considered the peer group report and concluded that each Fund’s respective advisory fee and expenses were comparable to comparably managed funds, in light of the unique nature of the Funds as IPO-focused funds. The Board also considered the fee rates charged to the other accounts managed by the Adviser, including the differences in services provided to the non-investment company client. In addition, the Board considered “fall-out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Funds. After review of this information, the Board concluded that each Fund’s advisory fee and expenses were reasonable.

Profitability. The Board considered the level of profitability of the Adviser from its relationship with the Funds. The Board concluded that the Adviser’s current level of profitability was reasonable.

Economies of Scale. The Board reviewed each Fund’s current asset level and concluded that the Funds had not yet reached the level where economies of scale could be achieved.

Conclusion. Based on their deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement were fair and reasonable; (b) concluded that each Fund’s advisory fee and expenses were reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to continue the Advisory Agreement for another year.

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Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable to the filing.

(a)(2) Certification(s) required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the “1940 Act”) are attached hereto.

(a)(3) Not applicable to the filing.

(a)(4) Not applicable.

(b)       The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

By: /s/ William K. Smith

William K. Smith,

President

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William K. Smith

William K. Smith,

President

Date: May 30, 2018

By: /s/ Kathleen S. Smith

Kathleen S. Smith,

Chairman of the Board, Treasurer

Date: May 30, 2018